Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance and other of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” above. Our Chief Executive Officer is our principal executive officer, which we refer to as “PEO” in the tables below. The named executive officers are referred to as “NEOs” in the tables below.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net loss (thousands)(7) ($)	Company Selected Measure — Segment Adjusted EBITDA(8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(5)(6) ($)
2022	3,875,966	2,129,680	1,610,028	1,229,432	(63.2)	5.6	(48,620)	94,114
2021	3,251,291	776,669	2,277,693	1,087,697	(9.3)	34.6	(16,383)	92,892
2020	2,398,110	6,052,590	1,084,843	2,153,958	53.5	18.4	(85,727)	67,792
(1)
Represents amounts of total compensation reported for Mr. Christensen (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of “compensation actually paid” to Mr. Christensen, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Christensen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Christensen’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,875,966	1,880,996	134,680	2,129,680
2021	3,251,291	1,609,991	(864,631)	776,669
2020	2,398,110	756,974	4,411,454	6,052,590

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	834,189	(662,530)	—	(36,978)	—	—	134,680
2021	604,994	(1,314,317)	—	(155,308)	—	—	(864,631)
2020	1,884,511	1,436,146	—	1,090,797	—	—	4,411,454

(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Christensen, who is our Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Christensen) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Glassman, Smith and Herrman and Ms. Sholtis, the Company’s former President; (ii) for 2021 and 2020, Messrs. Newland, the Company’s former Chief Financial Officer, Smith and Herrman and Ms. Sholtis.

(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Christensen), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Christensen) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Christensen) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,610,028	642,614	261,717	1,229,432
2021	2,277,693	1,217,854	27,858	1,087,697
2020	1,049,971	288,423	1,406,450	2,202,871

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	256,425	83,337	—	(78,044)	—	—	261,717
2021	365,878	(243,164)	—	(94,855)	—	—	27,858
2020	600,208	775,365	—	30,875	—	—	1,406,450

(5)
Cumulative TSR for each year reflects what the cumulative value of $100 would be, assuming reinvestment of dividends on the ex-dividend date (if any), if such amount were invested on December 31, 2019.

(6)
Our TSR peer group is the Russell 2000 Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2022.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
See “Compensation Discussion and Analysis” for a definition of Segment Adjusted EBITDA. Segment Adjusted EBITDA is the sole annual incentive performance measure used by the Committee because it is the primary measure that management uses to evaluate the effectiveness of its business strategies and it allows for improved comparability over prior periods due to significant growth in the Company’s new wellness centers.

Company Selected Measure Name	Segment Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Represents amounts of total compensation reported for Mr. Christensen (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
(3)
Represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Christensen, who is our Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation — Summary Compensation Table.” The names of each of the named executive officers (excluding Mr. Christensen) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Glassman, Smith and Herrman and Ms. Sholtis, the Company’s former President; (ii) for 2021 and 2020, Messrs. Newland, the Company’s former Chief Financial Officer, Smith and Herrman and Ms. Sholtis.

Peer Group Issuers, Footnote [Text Block]	(6) Our TSR peer group is the Russell 2000 Index as reflected in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the year ended December 31, 2022.
PEO Total Compensation Amount	$ 3,875,966	$ 3,251,291	$ 2,398,110
PEO Actually Paid Compensation Amount	$ 2,129,680	776,669	6,052,590
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the amount of “compensation actually paid” to Mr. Christensen, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Christensen during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Christensen’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards(a) ($)	Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	3,875,966	1,880,996	134,680	2,129,680
2021	3,251,291	1,609,991	(864,631)	776,669
2020	2,398,110	756,974	4,411,454	6,052,590

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Refer to “Executive Compensation — Summary Compensation Table.”

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	834,189	(662,530)	—	(36,978)	—	—	134,680
2021	604,994	(1,314,317)	—	(155,308)	—	—	(864,631)
2020	1,884,511	1,436,146	—	1,090,797	—	—	4,411,454

Non-PEO NEO Average Total Compensation Amount	$ 1,610,028	2,277,693	1,084,843
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,229,432	1,087,697	2,153,958
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Christensen), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Christensen) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Christensen) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments(a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,610,028	642,614	261,717	1,229,432
2021	2,277,693	1,217,854	27,858	1,087,697
2020	1,049,971	288,423	1,406,450	2,202,871

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	256,425	83,337	—	(78,044)	—	—	261,717
2021	365,878	(243,164)	—	(94,855)	—	—	27,858
2020	600,208	775,365	—	30,875	—	—	1,406,450

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The chart below shows the relationship between the compensation actually paid to Mr. Christensen and the average compensation actually paid to our other named executive officers (besides Mr. Christensen), on the one hand, to the Company's cumulative TSR over the three years presented in the table, on the other.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The chart below shows the relationship between the compensation actually paid to Mr. Christensen and the average compensation actually paid to our other named executive officers (besides Mr. Christensen), on the one hand, to the Company's net income over the three years presented in the table, on the other.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Segment Adjusted EBITDA
The chart below shows the relationship between the compensation actually paid to Mr. Christensen and the average compensation actually paid to our other named executive officers (besides Mr. Christensen), on the one hand, to the Company’s Segment Adjusted EBITDA over the three years presented in the table, on the other.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The chart below shows the relationship between the Company’s three-year cumulative TSR to the three-year cumulative TSR of the companies in the Russell 2000 Index.

Tabular List [Table Text Block]
Tabular List of Most Important Performance Measures
The following presents the performance measures that the Company considers to be the most important in linking compensation actually paid to our NEOs for 2022 to Company performance:
•
Segment Adjusted EBITDA

Total Shareholder Return Amount	$ (63.2)	(9.3)	53.5
Peer Group Total Shareholder Return Amount	5.6	34.6	18.4
Net Income (Loss)	$ (48,620,000)	$ (16,383,000)	$ (85,727,000)
Company Selected Measure Amount	94,114	92,892	67,792
PEO Name	Mr. Christensen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Segment Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
See “Compensation Discussion and Analysis” for a definition of Segment Adjusted EBITDA. Segment Adjusted EBITDA is the sole annual incentive performance measure used by the Committee because it is the primary measure that management uses to evaluate the effectiveness of its business strategies and it allows for improved comparability over prior periods due to significant growth in the Company’s new wellness centers.

PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 1,880,996	$ 1,609,991	$ 756,974
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,680	(864,631)	4,411,454
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	834,189	604,994	1,884,511
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(662,530)	(1,314,317)	1,436,146
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,978)	(155,308)	1,090,797
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	642,614	1,217,854	288,423
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	261,717	27,858	1,406,450
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	256,425	365,878	600,208
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,337	(243,164)	775,365
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (78,044)	$ (94,855)	$ 30,875